Fair Value of Financial Assets and Liabilities - Additional Information (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	$ 0	$ 0	$ 0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0	0	0
Fair Value, Liabilities, Level 1 to Level 2 Transfers, Amount	0	0	0
Fair Value, Liabilities, Level 2 to Level 1 Transfers, Amount	$ 0	$ 0	$ 0